Restricted Cash (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016
Cash and Cash Equivalents [Abstract]
Schedule of Restricted Cash
As of March 31, 2017 and December 31, 2016, restricted cash consisted of the following (in millions):

	March 31,	December 31,
	2017	2016
Current restricted cash
Liquefaction Project	$531	$358

Non-current restricted cash
Liquefaction Project	1,000	—
As of December 31, 2016 and 2015, restricted cash consisted of the following (in thousands):

	December 31,
	2016	2015
Current restricted cash
Liquefaction Project	$357,953	$189,260